FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES - Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 15,902,000	$ 15,028,000
Total financial liabilities	7,563,000	6,995,000
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	68,000	66,000
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,027,000	2,175,000
Investment in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	17,000	17,000
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	97,000	26,000
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,002,000	2,150,000
Level 1 | Investment in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,000	1,000
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	68,000	66,000
Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	25,000	25,000
Level 2 | Investment in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	97,000	26,000
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3 | Investment in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	16,000	16,000
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0